Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Impairment loss		$ 0
Material adjustments to prior period estimates		0		0	0
Change in fair value of convertible preferred stock warrant liability	$ 2,600,000	$ 3,300,000	$ (2,713,000)	$ (2,833,000)	$ (100,000)